UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        601 Technology Drive, Suite 310
                Canonsburg, PA 15317

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Andrew I. Clark
Title:          Chief Compliance Officer
Phone:          412-281-1948

Signature, Place, and Date of Signing:

   /s/  Andrew I. Clark       Canonsburg, Pennsylvania        February 14, 2012

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         45

Form 13F Information Table Value Total:         $708,015,046

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Altisource Portfolio  Soluti Com    L0175J104     9,047,153    180,294  Sole                 0   180,294
AON Corp.                    Com    037389103     5,196,812    111,043  Sole             1,500   109,543
Artio Global Investors Inc.  Com    04315B107     2,328,443    477,140  Sole                 0   477,140
Bank of New York Mellon Corp Com    064058100    12,414,124    623,512  Sole           405,850   217,662
Barrick Gold Corp.           Com    067901108     8,424,509    186,177  Sole                 0   186,177
Berkshire Hathaway Inc. Clas Com    084670702    25,744,231    337,408  Sole           106,325   231,083
Broadridge Financial Solutio Com    11133T103     5,798,507    257,140  Sole                 0   257,140
Chemtura Corp.               Com    163893209    42,611,864  3,757,660  Sole         2,804,875   952,785
Chevron Corp.                Com    166764100     8,610,314     80,924  Sole             1,250    79,674
Cisco Systems                Com    17275R102    30,621,825  1,693,685  Sole         1,085,300   608,385
Citigroup Inc.               Com    172967424    48,997,979  1,862,333  Sole         1,246,450   615,883
Clearwire Corp.              Com    18538Q105     2,139,100  1,102,629  Sole           373,200   729,429
Consol Energy                Com    20854P109    15,252,557    415,601  Sole           246,725   168,876
Corning Inc.                 Com    219350105    31,669,837  2,439,895  Sole         1,951,675   488,220
Covanta Holding Corp.        Com    22282E102     3,055,608    223,200  Sole                 0   223,200
DDI Corp.                    Com    233162502     3,230,046    346,200  Sole           346,200         0
Dime Bancorp Litigation Trac Com    25429Q110        13,760     17,200  Sole            17,200         0
DirecTV Class A              Com    25490A101    11,828,527    276,626  Sole                 0   276,626
Dish Network Corp.           Com    25470M109    48,153,671  1,690,789  Sole         1,284,125   406,664
Domtar Inc.                  Com    257559203    46,693,441    583,960  Sole           414,500   169,460
Dusa Pharmaceuticals Inc.    Com    266898105       201,699     46,050  Sole            46,050         0
Ebay Inc.                    Com    278642103    13,275,593    437,705  Sole             4,425   433,280
Fairchild Semiconductor      Com    303726103    36,669,903  3,045,673  Sole         2,209,775   835,898
Ferro Corp.                  Com    315405100     2,754,904    563,375  Sole           557,225     6,150
Goldman Sachs                Com    38141G104    18,371,940    203,162  Sole           133,975    69,187
Google Inc.                  Com    38259P508    46,828,398     72,501  Sole            55,910    16,591
JP Morgan Chase & Co.        Com    46625H100    51,668,738  1,553,947  Sole           990,250   563,697
Knoll Inc                    Com    498904200     4,914,890    330,969  Sole                 0   330,969
Knology Inc.                 Com    499183804     7,439,664    523,920  Sole                 0   523,920
Liberty Media Holding Corp.  Com    53071M104       524,961     32,375  Sole            32,375         0
Mastercard Inc.              Com    57636Q104    15,564,862     41,749  Sole             1,385    40,364
Microsoft Corp.              Com    594918104       204,435      7,875  Sole             3,575     4,300
Municipal Mtg & Eqty         Com    62624B101       112,575    682,275  Sole                 0   682,275
News Corporation             Com    65248E104    37,170,568  2,083,552  Sole         1,032,375 1,051,177
ON Semiconductor Corp.       Com    682189105       197,246     25,550  Sole            16,450     9,100
Performance Technologies Inc Com    71376K102     2,701,659  1,494,115  Sole         1,494,115         0
PNC Financial Services Group Com    693475105    10,459,723    181,372  Sole             2,525   178,847
Rock-Tenn Co.                Com    772739207    19,121,780    331,400  Sole           328,625     2,775
Spartech Corp.               Com    847220209     4,656,449    984,450  Sole           980,050     4,400
Sprint Nextel                Com    852061100    13,489,515  5,764,750  Sole         4,019,800 1,744,950
Staples Inc                  Com    855030102       220,157     15,850  Sole             9,600     6,250
Time Warner Inc.             Com    887317303    21,138,647    584,910  Sole           276,925   307,985
TRW Automotive Holdings Corp Com    87264S106    21,956,946    673,526  Sole           474,950   198,576
US Bancorp                   Com    902973304    11,617,298    429,475  Sole                 0   429,475
Walt Disney Co.              Com    254687106     4,920,188    131,205  Sole                 0   131,205

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